UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA FIRST START GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2004



[LOGO OF USAA]
   USAA(R)

                   USAA FIRST START
                             GROWTH Fund

                               [GRAPHIC OF USAA FIRST START GROWTH FUND]

                    S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                     5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         16

    Financial Statements                                                      17

    Notes to Financial Statements                                             20

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                          THE UNCERTAINTY ABOUT THE TIMING OF
                                        AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]         OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                           TWO MORE GOOD REASONS TO HAVE USAA
                                              HELPING YOU MANAGE YOUR MONEY.

                                                            "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FIRST START GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities of companies that provide goods or services Marsico Capital Management, LLC believes are familiar to young people.

--------------------------------------------------------------------------------
                                          1/31/04                     7/31/03
--------------------------------------------------------------------------------
Net Assets                            $193.6 Million              $166.1 Million
Net Asset Value Per Share                  $8.66                      $7.87

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
--------------------------------------------------------------------------------

7/31/03 TO 1/31/04*       1 YEAR        5 YEARS        SINCE INCEPTION ON 8/1/97
      10.04%              31.41%         -9.82%                  -2.01%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                                       USAA FIRST
                 LIPPER LARGE-CAP GROWTH    RUSSELL 1000     LIPPER LARGE-CAP GROWTH  START GROWTH
                     FUNDS AVERAGE          GROWTH INDEX           FUNDS INDEX            FUND
                 -----------------------    ------------     -----------------------  ------------
 8/01/1997             $10000.00             $10000.00              $10000.00          $10000.00
 8/31/1997               9562.43               9414.70                9454.60            9470.00
 9/30/1997              10074.54               9877.99                9976.81            9930.00
10/31/1997               9716.63               9512.89                9630.44            9590.00
11/30/1997               9904.91               9916.95                9844.50            9860.00
12/31/1997              10030.46              10028.04                9978.81            9980.00
 1/31/1998              10180.05              10327.90               10155.44           10250.00
 2/28/1998              10991.39              11104.78               10930.94           11300.00
 3/31/1998              11500.97              11547.47               11439.56           11630.00
 4/30/1998              11681.86              11707.26               11631.30           12000.00
 5/31/1998              11378.38              11375.06               11371.17           11590.00
 6/30/1998              12060.68              12071.74               12022.06           12280.00
 7/31/1998              11942.37              11991.83               12016.38           12270.00
 8/31/1998              10012.01              10192.15               10053.99           10300.00
 9/30/1998              10716.25              10975.08               10785.33           10773.09
10/31/1998              11402.91              11857.16               11480.91           11851.41
11/30/1998              12194.16              12759.08               12269.24           12667.70
12/31/1998              13495.24              13909.56               13618.34           14018.12
 1/31/1999              14390.99              14726.31               14502.45           14693.32
 2/28/1999              13812.89              14053.56               13907.12           14380.91
 3/31/1999              14617.99              14793.71               14697.66           15338.30
 4/30/1999              14688.12              14812.62               14747.89           15388.69
 5/31/1999              14264.28              14357.39               14259.33           15066.20
 6/30/1999              15240.54              15363.05               15250.52           16164.67
 7/31/1999              14791.44              14874.79               14771.90           15560.01
 8/31/1999              14790.69              15117.84               14774.95           15267.75
 9/30/1999              14688.93              14800.26               14625.02           14792.08
10/31/1999              15681.57              15917.94               15746.54           15419.37
11/30/1999              16613.23              16776.78               16524.77           16026.44
12/31/1999              18725.74              18521.69               18359.90           17078.68
 1/31/2000              18015.38              17653.24               17622.99           16319.85
 2/29/2000              19457.83              18516.23               18549.84           17078.68
 3/31/2000              20334.28              19841.54               19851.68           17999.39
 4/30/2000              19068.72              18897.39               18315.56           17645.27
 5/31/2000              17945.26              17945.79               17261.20           17230.44
 6/30/2000              19230.23              19305.86               18402.76           17857.74
 7/31/2000              18781.46              18501.04               18029.92           17361.97
 8/31/2000              20404.79              20176.20               19589.30           18717.74
 9/30/2000              19047.23              18267.63               18095.42           17260.80
10/31/2000              18035.63              17403.25               17138.59           16380.56
11/30/2000              15697.98              14837.89               14839.14           13770.19
12/31/2000              15761.49              14368.39               14746.91           14276.07
 1/31/2001              16102.63              15361.05               15176.02           15125.96
 2/28/2001              13835.77              12753.17               12826.54           12363.83
 3/31/2001              12480.52              11365.40               11493.94           11008.06
 4/30/2001              13748.80              12802.82               12727.91           12424.54
 5/31/2001              13612.23              12614.40               12631.13           12151.36
 6/30/2001              13190.64              12322.26               12267.17           11847.83
 7/31/2001              12706.75              12014.30               11827.52           10997.94
 8/31/2001              11668.90              11031.84               10928.42            9955.82
 9/30/2001              10523.25               9930.40                9829.56            8225.69
10/31/2001              10933.36              10451.40               10237.20            8883.34
11/30/2001              11911.78              11455.42               11175.23            9712.99
12/31/2001              11970.07              11433.89               11227.06            9621.93
 1/31/2002              11679.78              11231.90               10973.34            9429.70
 2/28/2002              11205.30              10765.78               10519.10            9136.28
 3/31/2002              11631.42              11138.15               10942.37            9520.76
 4/30/2002              10876.75              10229.10               10213.79            8832.75
 5/31/2002              10639.73               9981.63               10027.61            8751.81
 6/30/2002               9780.34               9058.28                9211.00            7851.34
 7/31/2002               9034.20               8560.30                8517.81            7122.86
 8/31/2002               9058.96               8585.89                8564.90            7122.86
 9/30/2002               8274.53               7695.29                7735.06            6869.92
10/31/2002               8897.25               8401.19                8330.48            7132.98
11/30/2002               9269.51               8857.50                8675.35            7082.39
12/31/2002               8617.78               8245.66                8070.88            6768.74
 1/31/2003               8450.40               8045.58                7884.69            6667.56
 2/28/2003               8375.14               8008.63                7799.97            6586.62
 3/31/2003               8537.22               8157.68                7946.26            6788.98
 4/30/2003               9126.31               8760.83                8528.13            7143.10
 5/31/2003               9588.21               9198.13                8945.86            7527.57
 6/30/2003               9677.27               9324.78                9019.94            7659.10
 7/31/2003               9937.65               9556.81                9281.53            7962.63
 8/31/2003              10157.57               9794.50                9509.88            8154.87
 9/30/2003               9955.48               9689.65                9307.45            8104.28
10/31/2003              10546.26              10233.89                9872.07            8660.75
11/30/2003              10633.23              10341.04                9966.00            8630.40
12/31/2003              10922.22              10698.66               10246.98            8711.34
 1/31/2004              11120.73              10917.16               10443.40            8761.92

                                   [END CHART]

                 FUND DATA SINCE INCEPTION ON 8/1/97 THROUGH 1/31/04.

                 THE PERFORMANCE OF THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE AND INDEX AND THE RUSSELL 1000 GROWTH INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

                 o The Lipper Large-Cap Growth Funds Average, an average
                   performance level of all large-capitalization growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

THOMAS F. MARSICO
   Marsico Capital Management, LLC

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six-month period ended January 31, 2004, the USAA First Start Growth Fund had a total return of 10.04%. In spite of this double-digit return, the Fund trailed the Lipper Large-Cap Growth Funds Average, which returned 11.81%. It also lagged the Russell 1000 Growth Index, which returned 14.23%, and the Lipper Large-Cap Growth Funds Index, which returned 12.52%.

                 The Fund is listed as a Lipper Leader for tax efficiency among 490 funds within the Lipper Large-Cap Growth Funds category for the three-year period ending January 31, 2004. The Fund was rated among 323 and 91 funds in the Large-Cap Growth Funds category for the five- and 10-year periods, respectively, ending January 31, 2004. Ratings are based on an equal-weighted average of percentile ranks for the tax efficiency metrics over three-, five-, and 10-year periods (if applicable).

                                     [LOGO OF LIPPER LEADER]
                                          TAX EFFICIENCY

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF JANUARY 31, 2004. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHICH COMPANIES HAD A SIGNIFICANT IMPACT ON PERFORMANCE?

                 One of the biggest detractors from performance was SLM Corp., which is also known as Sallie Mae, the government-sponsored enterprise involved in student loans. The stocks of some other financial-related companies also had a difficult six months, including HSBC Holdings plc, Goldman Sachs Group, Inc., and Lehman Brothers Holdings, Inc. Based on our ongoing research into these companies, we chose to sell the Fund's stock in Goldman Sachs Group, Inc. and Lehman Brothers Holdings, Inc., but maintained its positions in SLM Corp. and HSBC Holdings plc.

                 Another company that you may have heard of that the Fund sold during the period was JetBlue Airways Corp., the low-cost airline. We also sold media positions including Viacom, Inc., which owns CBS and MTV, among other companies; and Clear Channel Communications, Inc., which is a major operator of radio stations. In each of these cases, the stocks detracted from performance during the period, and we determined there were better opportunities elsewhere.

DID THE FUND PARTICIPATE IN THE STRONG PERFORMANCE OF TECHNOLOGY AND INTERNET-RELATED STOCKS DURING THE PERIOD?

                 It did to some degree, but investments in the information technology sector overall detracted from performance. On the plus side, the well-known semiconductor giant, Intel Corp., is one of our largest holdings, and it performed well during the period. QUALCOMM, Inc., a provider of mobile phone technology, also performed well, as did network giant Cisco Systems, Inc. However, the Fund was underweight in the semiconductor industry, which means it had less exposure than the Russell 1000 Index, and this hurt the Fund's relative performance because semiconductor stocks did very well.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-15.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT KINDS OF COMPANIES HELPED THE FUND'S PERFORMANCE?

                 The Fund owned several companies in the health care equipment and services sector that had strong returns. These included Zimmer Holdings, Inc., Boston Scientific Corp., and UnitedHealth Group, Inc. Genentech, Inc., a biotechnology company, also posted strong returns.

                 As the housing boom continued, supported by low interest rates, the Fund also did very well with its holdings in homebuilders. For example, Lennar Corp. "A" returned 36% and M.D.C. Holdings, Inc. returned 26%.

HOW WAS THE FUND POSITIONED MOVING INTO THE SECOND HALF OF THE REPORTING YEAR?

                 As of January 31, 2004, the Fund's sector allocation emphasized health care, information technology, financial services, consumer discretionary, and industrial companies.

                 We believe successful investing requires that you stay disciplined as the market goes through cycles. The Fund's subadviser, Thomas F. Marsico of Marsico Capital Management, LLC, is highly regarded as a portfolio manager.

                 We thank you for your investment in the USAA First Start Growth Fund, and we encourage you to continue to learn all you can about the exciting world of investing. Your future, in many ways, depends on it.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------
             TOP 10 EQUITY HOLDINGS
               (% of Net Assets)
-----------------------------------------------

Genentech, Inc.                            5.2%

UnitedHealth Group, Inc.                   5.2%

Citigroup, Inc.                            4.9%

SLM Corp.                                  4.6%

QUALCOMM, Inc.                             4.3%

Boston Scientific Corp.                    4.0%

Caterpillar, Inc.                          3.9%

Intel Corp.                                3.8%

Cisco Systems, Inc.                        3.5%

Merrill Lynch & Co., Inc.                  3.3%
-----------------------------------------------

-----------------------------------------------
               TOP 10 INDUSTRIES*
               (% of Net Assets)
-----------------------------------------------

Communications Equipment                   8.1%

Health Care Equipment                      6.8%

Pharmaceuticals                            5.3%

Biotechnology                              5.2%

Managed Health Care                        5.2%

Semiconductors                             5.0%

Other Diversified Financial Services       4.9%

Consumer Finance                           4.6%

Industrial Conglomerates                   4.2%

Thrifts & Mortgage Finance                 4.1%
-----------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-15.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (93.9%)

             AEROSPACE & DEFENSE (2.0%)
   34,510    Honeywell International, Inc.                              $  1,247
   56,175    Lockheed Martin Corp.                                         2,731
                                                                        --------
                                                                           3,978
                                                                        --------
             AIR FREIGHT & LOGISTICS (2.0%)
   57,987    FedEx Corp.                                                   3,901
                                                                        --------
             AUTOMOBILE MANUFACTURERS (1.3%)
   56,776    Bayerische Motoren Werke AG (Germany)                         2,488
                                                                        --------
             BIOTECHNOLOGY (5.2%)
  104,846    Genentech, Inc.*                                             10,013
                                                                        --------
             BROADCASTING & CABLE TV (1.8%)
  106,065    Comcast Corp. "A"*                                            3,495
                                                                        --------
             COMMUNICATIONS EQUIPMENT (8.1%)
  265,563    Cisco Systems, Inc.*                                          6,809
   35,711    Motorola, Inc.                                                  592
  142,811    QUALCOMM, Inc.                                                8,343
                                                                        --------
                                                                          15,744
                                                                        --------
             COMPUTER & ELECTRONIC RETAIL (1.0%)
   38,613    Best Buy Co., Inc.                                            1,946
                                                                        --------
             COMPUTER HARDWARE (2.6%)
  148,917    Dell, Inc.*                                                   4,984
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (1.5%)
  206,000    EMC Corp.*                                                    2,892
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.9%)
   96,745    Caterpillar, Inc.                                             7,559
                                                                        --------
             CONSUMER ELECTRONICS (0.5%)
   49,000    Sharp Corp. (Japan)                                             881
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CONSUMER FINANCE (4.6%)
  233,943    SLM Corp.                                                  $  8,983
                                                                        --------
             DIVERSIFIED BANKS (1.4%)
  180,399    HSBC Holdings plc (United Kingdom)                            2,779
                                                                        --------
             FOOTWEAR (1.5%)
   41,544    Nike, Inc. "B"                                                2,894
                                                                        --------
             HEALTH CARE EQUIPMENT (6.8%)
  191,884    Boston Scientific Corp.*                                      7,827
   69,275    Zimmer Holdings, Inc.*                                        5,300
                                                                        --------
                                                                          13,127
                                                                        --------
             HEALTH CARE SERVICES (1.5%)
   34,045    Quest Diagnostics, Inc.(a)                                    2,894
                                                                        --------
             HOME ENTERTAINMENT SOFTWARE (3.0%)
  123,158    Electronic Arts, Inc.*                                        5,771
                                                                        --------
             HOME IMPROVEMENT RETAIL (2.7%)
   96,677    Lowe's Companies, Inc.                                        5,177
                                                                        --------
             HOMEBUILDING (2.7%)
   61,628    Lennar Corp. "A"                                              2,718
    9,714    Lennar Corp. "B"                                                407
   34,302    M.D.C. Holdings, Inc.                                         2,149
                                                                        --------
                                                                           5,274
                                                                        --------
             HOUSEHOLD PRODUCTS (2.3%)
   43,798    Procter & Gamble Co.                                          4,427
                                                                        --------
             INDUSTRIAL CONGLOMERATES (4.2%)
  131,063    General Electric Co.                                          4,408
  138,131    Tyco International Ltd.                                       3,695
                                                                        --------
                                                                           8,103
                                                                        --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INTERNET RETAIL (0.8%)
   29,686    Amazon.com, Inc.*                                          $  1,499
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (3.3%)
  109,157    Merrill Lynch & Co., Inc.                                     6,417
                                                                        --------
             MANAGED HEALTH CARE (5.2%)
  166,853    UnitedHealth Group, Inc.                                     10,158
                                                                         --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (4.9%)
  191,286    Citigroup, Inc.                                               9,465
                                                                        --------
             PHARMACEUTICALS (5.3%)
   59,904    Eli Lilly & Co.                                               4,076
   82,004    Forest Laboratories, Inc.*                                    6,108
                                                                        --------
                                                                          10,184
                                                                        --------
             SEMICONDUCTORS (5.0%)
  242,177    Intel Corp.                                                   7,411
   44,974    Maxim Integrated Products, Inc.                               2,300
                                                                        --------
                                                                           9,711
                                                                        --------
             SPECIALTY STORES (2.7%)
  130,590    Tiffany & Co.                                                 5,177
                                                                        --------
             THRIFTS & MORTGAGE FINANCE (4.1%)
   27,680    Countrywide Financial Corp.                                   2,312
   72,188    Fannie Mae                                                    5,566

                                                                        --------
                                                                           7,878
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (2.0%)
  145,509    Nextel Communications, Inc. "A"*                              3,840
                                                                        --------
             Total common stocks (cost: $149,159)                        181,639
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)


                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.4%)

             MONEY MARKET FUNDS
1,145,302    AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 0.99%(b,c)                                    $  1,145
1,404,592    Merrill Lynch Premier Institutional Fund, 1.03%(b,c)          1,405
  226,684    SSgA Prime Money Market Fund, 0.91%(b)                          227
                                                                        --------
             Total money market instruments (cost: $2,777)                 2,777
                                                                        --------
             TOTAL INVESTMENTS (COST: $151,936)                         $184,416
                                                                        ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2004.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2004.

         (c) Investment was purchased with the cash collateral proceeds received from securities loaned.

           * Non-income-producing security for the 12 months preceding January 31, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS

   Investments in securities, at market value (includes securities on
      loan of $2,550) (identified cost of $151,936)                        $ 184,416
   Cash                                                                           48
   Cash denominated in foreign currencies (identified cost of $2)                  2
   Receivables:
      Capital shares sold                                                        353
      Dividends and interest                                                     175
      Securities sold                                                         11,185
      USAA Investment Management Company                                         284
                                                                           ---------
         Total assets                                                        196,463
                                                                           ---------
LIABILITIES

   Payables:
      Upon return of securities loaned                                         2,550
      Capital shares redeemed                                                     74
   Unrealized depreciation on foreign currency contracts held, at value           20
   Accrued management fees                                                       112
   Accrued transfer agent's fees                                                   2
   Other accrued expenses and payables                                           133
                                                                           ---------
         Total liabilities                                                     2,891
                                                                           ---------
            Net assets applicable to capital shares outstanding            $ 193,572
                                                                           =========
NET ASSETS CONSIST OF:

   Paid-in capital                                                         $ 276,133
   Accumulated undistributed net investment loss                                (606)
   Accumulated net realized loss on investments                             (114,415)
   Net unrealized appreciation of investments                                 32,480
   Net unrealized depreciation on foreign currency translations                  (20)
                                                                           ---------
            Net assets applicable to capital shares outstanding            $ 193,572
                                                                           =========
   Capital shares outstanding                                                 22,356
                                                                           =========
   Authorized shares of $.01 par value                                        95,000
                                                                           =========
   Net asset value, redemption price, and offering price per share         $    8.66
                                                                           =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FIRST START GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                   $   693
   Interest                                                         39
   Securities lending                                                1
                                                               -------
      Total income                                                 733
                                                               -------
EXPENSES

   Management fees                                                 653
   Administrative and servicing fees                               137
   Transfer agent's fees                                         1,225
   Custodian's fees                                                 49
   Postage                                                         102
   Shareholder reporting fees                                       98
   Directors' fees                                                   2
   Registration fees                                                14
   Professional fees                                                18
   Other                                                             3
                                                               -------
      Total expenses                                             2,301
   Expenses reimbursed                                            (980)
   Expenses paid indirectly                                        (22)
                                                               -------
      Net expenses                                               1,299
                                                               -------
NET INVESTMENT LOSS                                               (566)
                                                               -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                8,352
      Foreign currency transactions                                (20)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                9,279
      Foreign currency translations                                (57)
                                                               -------
         Net realized and unrealized gain                       17,554
                                                               -------
Increase in net assets resulting from operations               $16,988
                                                               =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FIRST START GROWTH FUND

SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                            1/31/2004       7/31/2003
                                                            -------------------------
FROM OPERATIONS

   Net investment loss                                       $   (566)       $   (913)
   Net realized gain (loss) on investments                      8,352          (7,229)
   Net realized loss on foreign currency transactions             (20)            (40)
   Change in net unrealized appreciation/depreciation of:
      Investments                                               9,279          25,708
      Foreign currency translations                               (57)             37
                                                            -------------------------
      Increase in net assets resulting from operations         16,988          17,563
                                                            -------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   19,660          34,039
   Cost of shares redeemed                                     (9,172)        (14,673)
                                                            -------------------------

      Increase in net assets from capital
         share transactions                                    10,488          19,366
                                                            -------------------------
Net increase in net assets                                     27,476          36,929

NET ASSETS

   Beginning of period                                        166,096         129,167
                                                            -------------------------
   End of period                                             $193,572        $166,096
                                                            =========================
Accumulated undistributed net investment loss:
   End of period                                             $   (606)       $    (40)
                                                            =========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                  2,353           4,849
   Shares redeemed                                             (1,097)         (2,092)
                                                            -------------------------
      Increase in shares outstanding                            1,256           2,757
                                                            =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA First Start Growth Fund (the Fund). The Fund's investment objective is long-term capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                    Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty,

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                 until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $22,000.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have both committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. However, because Bank of America is an affiliate of the Fund's subadviser, Marsico Capital Management, LLC (Marsico Capital), under the terms of the loan agreement, the Fund may not initiate any borrowings from the $50 million Bank of America commitment.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

         borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $117,644,000 for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2008 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $82,051,000 and $71,510,000, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

         The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $33,431,000 and $951,000, respectively, resulting in net unrealized appreciation of $32,480,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                              FOREIGN CURRENCY CONTRACTS TO BUY
------------------------------------------------------------------------------------------
                                         U.S. DOLLAR        IN EXCHANGE       UNREALIZED
EXCHANGE          CONTRACTS TO           VALUE AS OF          FOR U.S.       APPRECIATION/
  DATE              RECEIVE               1/31/2004            DOLLAR        DEPRECIATION
------------------------------------------------------------------------------------------
3/17/2004           83 Euro                 $104                $107              $(3)
------------------------------------------------------------------------------------------

                              FOREIGN CURRENCY CONTRACTS TO SELL
------------------------------------------------------------------------------------------
                                         U.S. DOLLAR        IN EXCHANGE       UNREALIZED
EXCHANGE          CONTRACTS TO           VALUE AS OF          FOR U.S.       APPRECIATION/
  DATE              RECEIVE               1/31/2004            DOLLAR        DEPRECIATION
------------------------------------------------------------------------------------------
3/17/2004          1,036 Euro               $1,288             $1,280            $ (8)

3/17/2004            936 Euro                1,164              1,155              (9)
------------------------------------------------------------------------------------------
                                            $2,452             $2,435            $(17)
------------------------------------------------------------------------------------------

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2004, the Fund loaned securities having a fair market value of approximately $2,550,000 and received cash collateral of $2,550,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                 Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $653,000, which is net of a performance adjustment of $(31,000).

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Marsico Capital, under which Marsico Capital directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Marsico Capital a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                 For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $137,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.45% of the Fund's average net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2004, the Fund incurred reimbursable expenses of $980,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,225,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

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           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                                   JANUARY 31,                       YEAR ENDED JULY 31,
                                  -----------------------------------------------------------------------------------
                                      2004            2003           2002           2001           2000          1999
                                  -----------------------------------------------------------------------------------
Net asset value at beginning of
   period                         $   7.87        $   7.04       $  10.87       $  17.17       $  15.44      $  12.27
                                  -----------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment loss                (.03)(a)        (.05)(a)       (.07)(a)       (.16)(a)       (.15)(a)      (.07)(a)
   Net realized and
     unrealized gain (loss)            .82(a)          .88(a)       (3.76)(a)      (6.14)(a)       1.94(a)       3.32(a)
                                  -----------------------------------------------------------------------------------
Total from investment operations       .79(a)          .83(a)       (3.83)(a)      (6.30)(a)       1.79(a)       3.25(a)
Less distributions:
   From realized capital gains           -               -              -              -           (.06)         (.08)
                                  -----------------------------------------------------------------------------------
Net asset value at end of period  $   8.66        $   7.87       $   7.04       $  10.87       $  17.17      $  15.44
                                  ===================================================================================
Total return (%)*                    10.04           11.79         (35.23)        (36.66)         11.58         26.81
Net assets at end of period (000) $193,572        $166,096       $129,167       $185,843       $248,990      $155,802
Ratio of expenses to average
   net assets (%)**                   1.45(b,c,d)     1.45(c,d)      1.45(c,d)      1.65(c,d)      1.65(d)       1.65(d)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**               2.53(b,c)       3.17(c)        3.02(c)        2.18(c)        1.95          1.87
Ratio of net investment loss
   to average net assets (%)**        (.62)(b)        (.66)          (.75)         (1.17)          (.92)         (.50)
Portfolio turnover (%)               41.93          118.90         158.95          59.27          52.58         26.64

  * Assumes reinvestment of all realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2004, average net assets were $181,277,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2004, average shares were 21,720,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                      (.02)%          (.03)%            -              -            N/A           N/A
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.45% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.65%.

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
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

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                                     INSURANCE o MEMBER SERVICES

31703-0304                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.